EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Anti-dilutive shares	5,197,406	5,881,275	6,154,823
Net loss from continuing operations, excluding loss attributable to noncontrolling interest	$ (187,305)	$ (70,210)	$ (531,332)
Net (loss) income from discontinued operations	(1,204)	(12,544)	1,731
Net loss attributable to Frontline Ltd.	$ (188,509)	$ (82,754)	$ (529,601)
Weighted average shares outstanding, basic and diluted (in 000's)	79,751,000	77,859,000	77,859,000